Offsetting financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of offsetting of financial assets [abstract]
Offsetting financial assets and liabilities
43 Offsetting financial assets and liabilities
The following tables include information about rights to offset and the related arrangements. The amounts included consist of all recognised financial instruments that are presented net in the statement of financial position under the IFRS netting criteria (legal right to offset and intention to settle net or to realise the asset and settle the liability simultaneously) and amounts presented gross in the statement of financial position but subject to enforceable master netting arrangements or similar arrangements.
At ING Group amounts that are offset mainly relate to derivatives transactions, sale and repurchase agreements, securities lending agreements and cash pooling arrangements. A significant portion of offsetting is applied to OTC derivatives which are cleared through central clearing parties.
Related amounts not set off in the statement of financial position include transactions where:
•The counterparty has an offsetting exposure and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offsetting criteria are otherwise not satisfied, and
•In the case of derivatives and securities lending or sale and repurchase agreements, cash and non-cash collateral has been received or pledged to cover net exposure in the event of a default or other predetermined events. The effect of over-collateralisation is excluded.
The net amounts resulting after set off are not intended to represent ING’s actual exposure to counterparty risk, as risk management employs a number of credit risk mitigation strategies in addition to netting and collateral arrangements. Reference is made in the Risk Management Credit risk’ section ‘Credit risk mitigation'.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2022		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks [2]	Reverse repurchase, securities borrowing and similar agreements	2,576		2,576		2,549	27	16,820	19,395
	Other	1		1	1			-1
		2,576		2,576	1	2,549	27	16,819	19,395
Financial assets at fair value through profit or loss
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	51,870	-21,245	30,625	102	29,813	710	22,260	52,886
	Derivatives	134,253	-106,523	27,730	18,190	4,525	5,015	7,004	34,734
		186,123	-127,768	58,355	18,292	34,337	5,726	29,264	87,619
Loans and advances to customers [3]	Reverse repurchase, securities borrowing and similar agreements	155		155		155		1,151	1,306
	Cash pools	224,261	-222,857	1,404	74	889	441		1,404
		224,416	-222,857	1,559	74	1,044	441	1,151	2,710
Other items where offsetting is applied in the statement of financial position [4]		6,750	-5,899	851	74		777		851

Total financial assets		419,865	-356,524	63,341	18,440	37,930	6,971	47,234	110,576
1‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2022, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR 15,709 million which is not subject to offsetting.
3At 31 December 2022, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 643,587 million of which the net cash pool position of EUR 1,404 million is subject to offsetting.
4Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR 5,191 million in the statement of financial position of which EUR 851 million is subject to offsetting as at 31 December 2022.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2021		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks [2]	Reverse repurchase, securities borrowing and similar agreements	1,930		1,930		1,923	7	1,473	3,403
	Other	1	-1
		1,931	-1	1,930		1,923	7	1,473	3,403
Financial assets at fair value through profit or loss
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	43,822	-11,564	32,258	168	31,848	243	15,590	47,848
	Derivatives	52,724	-38,431	14,293	9,005	3,108	2,180	7,006	21,299
		96,546	-49,995	46,552	9,172	34,956	2,423	22,596	69,148
Loans and advances to customers [3]	Reverse repurchase, securities borrowing and similar agreements	71		71		71			71
	Cash pools	196,328	-194,522	1,806	19	1,417	369		1,806
		196,400	-194,522	1,878	19	1,489	369		1,878
Other items where offsetting is applied in the statement of financial position [4]		3,692	-3,470	222			222		222

Total financial assets		298,569	-247,987	50,581	9,191	38,368	3,022	24,069	74,650
1‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2021, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR 20,189 million which is not subject to offsetting.
3At 31 December 2021, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 624,635 million of which the net cash pool position of EUR 1,806 million is subject to offsetting.
4Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR 2,424 million in the statement of financial position of which EUR 222 million is subject to offsetting as at 31 December 2021.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2022					Related amounts not offset in the statement of financial position			Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks [2]	Repurchase, securities lending and similar agreements							3,809	3,809
	Other
								3,809	3,809
Customer deposits [3]	Repurchase, securities lending and similar agreements
	Cash pools	236,219	-222,857	13,362	52		13,310		13,362
		236,219	-222,857	13,362	52		13,310		13,362
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	57,871	-21,245	36,626	102	31,868	4,655	12,220	48,846
	Derivatives	127,937	-103,988	23,949	18,215	4,964	770	9,967	33,917
		185,808	-125,233	60,575	18,317	36,833	5,425	22,187	82,762

Other items where offsetting is applied in the statement of financial position [4]		8,535	-8,435	100	70		30		100

Total financial liabilities		430,561	-356,524	74,037	18,440	36,833	18,765	25,996	100,033
1‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2022, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR 52,823 million of which EUR 0 million is subject to offsetting.
3At 31 December 2022, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR 640,799 million of which the net cash pool position of EUR 13,362 million is subject to offsetting.
4Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR 6,715 million in the statement of financial position of which EUR 100 million is subject to offsetting as at 31 December 2022.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
in EUR million 2021					Related amounts not offset in the statement of financial position			Amounts not subject to enforceable netting arrangements	Statement of financial position total ¹
		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks [2]	Repurchase, securities lending and similar agreements	433		433		426	7	3,705	4,138
	Other	3	-1	2			2		2
		436	-1	435		426	9	3,705	4,140
Customer deposits [3]	Repurchase, securities lending and similar agreements
	Cash pools	207,930	-194,522	13,408	19		13,389		13,408
		207,930	-194,522	13,408	19		13,389		13,408
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	43,883	-11,564	32,319	168	32,056	96	9,416	41,735
	Derivatives	53,778	-39,053	14,725	9,006	4,326	1,393	5,920	20,646
		97,661	-50,617	47,044	9,173	36,382	1,489	15,337	62,381

Other items where offsetting is applied in the statement of financial position [4]		3,098	-2,848	250	-1		252		250

Total financial liabilities		309,125	-247,987	61,138	9,191	36,808	15,139	19,041	80,179
1‘The statement of financial position total’ is the sum of ‘Net amounts of financial liabilities presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.
2At 31 December 2021, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR 80,954 million of which EUR 2 million is subject to offsetting.
3At 31 December 2021, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR 617,400 million of which the net cash pool position of EUR 13,408 million is subject to offsetting.
4Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR 5,082 million in the statement of financial position of which EUR 250 million is subject to offsetting as at 31 December 2021.